Trade receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade receivable
Summary of Trade Receivables

	2020	2019
From sales of educational content	475,507	354,968
From related parties (Note 10)	3,209	4,511
	478,716	359,479
(-) Allowance for doubtful accounts	(63,434)	(30,051)
	415,282	329,428

Summary of Aging of Trade Receivables

As of December 31, 2020, and 2019, the aging of trade receivables was as follows:

	2020	2019
Neither past due nor impaired	360,737	299,159

Past due	117,979	60,320

1 to 60 days	26,206	18,931
61 to 90 days	9,973	6,865
91 to 120 days	10,528	6,414
121 to 180 days	18,887	9,904
More than 180 days	52,385	18,206
	478,716	359,479

Summary of Allowance for Doubtful Accounts

The movement in the allowance for doubtful accounts for the years ended December 31, 2020 and 2019, was as follows:

	2020	2019	2018
Balance at beginning of the year	(30,051)	(13,419)	(10,290)
Additions	(34,684)	(17,392)	(9,588)
Receivables written off during the period as uncollectible	1,301	760	6,459
Balance at end of year	(63,434)	(30,051)	(13,419)